ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2024	December 31, 2023
	$	$
Accounts payable and accrued liabilities	4,898,825	5,207,323
Reclamation provision(1)	2,426,378	1,285,031
Accounts payable and accrued liabilities, end of year	7,325,203	6,492,354
(1)

Provincial laws and regulations concerning environmental protection affect the Company’s exploration and operations. Under current regulations, the Company is required to meet performance standards to minimize the environmental impact from its activities and to perform site restoration and other reclamation activities. The Company’s reclamation provision is based on known requirements.

The breakdown of the Company’s reclamation provision is as follows:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	1,285,031	1,411,293
Additions to reclamation provision	1,515,593	1,327,278
Change in estimate	26,784	2,687
Reclamation costs incurred	(401,030)	(1,456,227)
Balance, end of year	2,426,378	1,285,031

The Company has estimated that the reclamation obligations are current costs and as such considers the present value of the provision at December 31, 2024 to be equal to the total future undiscounted cash flows to settle the provision for reclamation, being $2,426,378 (December 31, 2023 - $1,285,031). Additions to the reclamation provision are included in the total amount of exploration and evaluation expenditures in the statement of loss and comprehensive loss.